Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Summary of total revenues and category of selected assets by geography

	2021	2020
	$	$
Canada	7,395,312	5,828,186
United States	7,535,411	1,463,510
Europe	2,576,884	265,711
Mexico	786,154	174,818
Asia	420,268	—
Israel	491	4,007
Saudi Arabia	7,019,954	9,523,353
China	134,664	296,031
South America	1,475,607	181,184
India	3,723,605	—
Africa	—	38,229
	31,068,350	17,775,029